OPERATING LEASE LIABILITIES - Maturity of the operating lease liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturity of the operating lease liabilities
2021			$ 443,693
2022		$ 650,665	393,913
2023	$ 2,152,677	184,428
2024	334,300	158,722
2025	260,854	151,633
2026	79,342	124,991
Total	$ 2,827,173	$ 1,270,439	$ 837,606